UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     April 4, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     87

Form13F Information Table Value Total:     $125,932 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

								FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
-------------		 -------------- -------		------- -------	------- ------- ------- -------	---------------------
Exxon Mobil Corp.               COM	30231G102       5347	79835	SH		SOLE		60671		19164
International Business Machine  COM	459200101	4585	35750	SH		SOLE		23595		12155
Johnson & Johnson               COM	478160104	4143	63543	SH		SOLE		42513		21030
McDonalds Corp.                 COM	580135101	3853	57742	SH		SOLE		36542		21200
Walt Disney Co.                 COM	254687106	3806	109016	SH		SOLE		72816		36200
L 3 Communications Holdings     COM	502424104	3496	38150	SH		SOLE		26935		11215
Accenture                       COM	G1151C101       3342	79664	SH		SOLE		55389		24275
General Electric                COM	369604103	3277	180080	SH		SOLE		125500		54580
Ross Stores                     COM	778296103	2912	54460	SH		SOLE		37460		17000
AMGEN                           COM	031162100	2899	48445	SH		SOLE		34670		13775
INTEL                           COM	458140100	2854	128030	SH		SOLE		95005		33025
Coca-Cola                       COM	191216100	2784	50610	SH		SOLE		37460		13150
Berkshire Hathaway Cl B         Class B	084670207	2739	33700	SH		SOLE		22850		10850
Occidental Petroleum Corp.      COM	674599105	2646	31294	SH		SOLE		20165		11129
Praxair                         COM	74005P104       2610	31447	SH		SOLE		22032		9415
Genzyme Corporation             COM	372917104	2566	49510	SH		SOLE		33460		16050
Western Union Company           COM	959802109	2522	148725	SH		SOLE		100025		48700
Monsanto Co New Del             COM	61166W101       2516	35230	SH		SOLE		24855		10375
Canadian Natural Resources      COM	136385101	2502	33790	SH		SOLE		23450		10340
Abbott Labs                     COM	002824100	2335	44321	SH		SOLE		29495		14826
Hewlett Packard                 COM	428236103	2281	42910	SH		SOLE		26985		15925
Microsoft Corp.                 COM	594918104	2268	77423	SH		SOLE		61877		15546
Corning Inc.                    COM	219350105	2214	109550	SH		SOLE		80125		29425
Fluor Corp                      COM	343412102	2203	47375	SH		SOLE		33125		14250
Checkpoint Software             COM	M22465104       2190	62435	SH		SOLE		43310		19125
Procter & Gamble                COM	742718109	2187	34570	SH		SOLE		26695		7875
Stryker Corp                    COM	863667101	2154	37650	SH		SOLE		25600		12050
Novartis                        COM	66987V109       2129	39360	SH		SOLE		26460		12900
Greif Inc Cl A                  Class A	397624107	2060	37500	SH		SOLE		24275		13225
Cisco Systems                   COM	17275R102       1926	74009	SH		SOLE		54160		19849
Automatic Data Processing       COM	53015103	1925	43295	SH		SOLE		32700		10595
General Dynamics Corp.          COM	369550108	1820	23575	SH		SOLE		13050		10525
Sysco Corporation               COM	871829107	1698	57560	SH		SOLE		46160		11400
Vanguard Emerging Market        COM	922042858	1588	37675	SH		SOLE		31275		6400
Medtronic Inc                   COM	585055106	1578	35043	SH		SOLE		26418		8625
Thermo Fisher Scientific        COM	883556102	1316	25580	SH		SOLE		19755		5825
iShares Barclays 1-3 Yr Treasu  COM	464287457	1267	15200	SH		SOLE		12900		2300
AT&T Corp.                      COM	00206R102       1243	48090	SH		SOLE		35650		12440
Diamond Offshore Drilling       COM	25271C102       1188	13375	SH		SOLE		8625		4750
Ishares Tr Lehman Tips          COM	464287176	1152	11088	SH		SOLE		6398		4690
BP PLC                          COM	55622104	1124	19694	SH		SOLE		14143		5551
VF Corp                         COM	918204108	1052	13130	SH		SOLE		10600		2530
American Express Co.            COM	25816109	1051	25463	SH		SOLE		13364		12099
Apple Inc.                      COM	37833100	1007	4285	SH		SOLE		2810		1475
Eli Lilly & Co.                 COM	532457108	998	27567	SH		SOLE		18617		8950
Total SA                        COM	8.92E+113	996	17175	SH		SOLE		13950		3225
Deere & Co                      COM	244199105	989	16625	SH		SOLE		13050		3575
Kimberly-Clark                  COM	494368103	930	14795	SH		SOLE		9245		5550
3M Co.                          COM	88579Y101       917	10976	SH		SOLE		9476		1500
Philip Morris Intl Inc          COM	718172109	898	17225	SH		SOLE		14175		3050
Royal Dutch                     COM	780259206	835	14425	SH		SOLE		11825		2600
Pfizer Inc.                     COM	717081103	776	45240	SH		SOLE		42566		2674
Colgate Palmolive               COM	194162103	744	8730	SH		SOLE		5430		3300
Apache                          COM	37411105	697	6865	SH		SOLE		4540		2325
Zimmer Holdings Inc.            COM	98956P102       624	10533	SH		SOLE		8005		2528
ConocoPhillips                  COM	20825C104       612	11959	SH		SOLE		8457		3502
General Mills Inc               COM	370334104	602	8504	SH		SOLE		7004		1500
Ishares MSCI Brazil Index       COM	464286400	584	7925	SH		SOLE		6400		1525
Illinois Tool Works Inc         COM	452308109	580	12244	SH		SOLE		12244		0
F P L Group Incorporated        COM	302571104	574	11875	SH		SOLE		8945		2930
Wal Mart Stores Inc.            COM	931142103	572	10282	SH		SOLE		7277		3005
Emerson Electric                COM	291011104	554	11000	SH		SOLE		10000		1000
Transocean Inc New              COM	G90073100       528	6114	SH		SOLE		5314		800
Clorox Company                  COM	189054109	518	8075	SH		SOLE		7375		700
Kroger Company                  COM	501044101	507	23425	SH		SOLE		16325		7100
Walgreens                       COM	931422109	501	13517	SH		SOLE		11567		1950
Bank of America Corp.           COM	60505104	431	24132	SH		SOLE		12918		11214
Duke Energy                     COM	26441C105       402	24653	SH		SOLE		18025		6628
JP Morgan Chase & Co            COM	46625H100       396	8847	SH		SOLE		7772		1075
Ishares MSCI Singapore          COM	464286673	384	33350	SH		SOLE		26450		6900
Ishares MSCI Hong Kong          COM	464286871	360	22075	SH		SOLE		19175		2900
Bristol Myers Squibb            COM	110122108	359	13454	SH		SOLE		8154		5300
Suncor Energy                   COM	867229106	342	10500	SH		SOLE		4800		5700
iShares MSCI Emerging Markets   COM	464287234	321	7623	SH		SOLE		5773		1850
Magellan Midstream Partners LP  COM	559080106	320	6739	SH		SOLE		5917		822
Ishares Barclays Int Govt/Cred  COM	464288612	306	2880	SH		SOLE		2880		0
S P D R TRUST Unit SR           COM	78462F103       288	2465	SH		SOLE		2465		0
E.I. DuPont                     COM	263534109	282	7582	SH		SOLE		6473		1109
PepsiCo Inc.                    COM	713448108	278	4209	SH		SOLE		3934		275
Vanguard Short Term Bond ETF    COM	921937827	248	3100	SH		SOLE		3100		0
United Tehnologies Corp         COM	913017109	236	3210	SH		SOLE		3210		0
Chevron Corp.                   COM	166764100	236	3111	SH		SOLE		1835		1276
iShares IBOXX Inv Grade Bond    COM	464287242	212	2000	SH		SOLE		0		2000
Vanguard Int Term Bond ETF      COM	921937819	209	2600	SH		SOLE		2600		0
Loew's Corp                     COM	540424108	204	5485	SH		SOLE		5485		0
Noble Energy                    COM	655044105	200	2741	SH		SOLE		1350		1391
Ergo Science Corp New           COM	29481Q208        27	28144	SH		SOLE		28144		0
